INVESTMENT IN AFFILIATE - Hilli LLC Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 146,821	$ 133,299
Current liabilities	(832,277)	(309,154)
Net income	18,077	21,134	$ 76,548
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	56,481	54,000
Non-current assets	1,203,805	1,300,065
Current liabilities	(32,337)	(45,106)
Non-current liabilities	(845,658)	(924,578)
Liquefaction services revenue	226,061	218,095
Net income	$ 71,684	$ 70,756